PROSPECTUS SUPPLEMENT DATED APRIL 30, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C AND Y CLASS SHARES OF THE FUND LISTED BELOW:

AIM CHINA FUND

Effective May 1, 2009, the following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE" on page 2 of the prospectus:

"PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market benchmark, style specific benchmark and a peer group benchmark. The fund's performance reflects payment of sales loads, if applicable. The benchmarks may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular benchmark, including the benchmarks shown below, and consequently, the performance of the fund may deviate significantly from the performance of the benchmarks shown below.

AVERAGE ANNUAL TOTAL RETURNS(1)

                                                         SINCE     INCEPTION
(for the periods ended December 31, 2008)     1 YEAR   INCEPTION      DATE
------------------------------------------   -------   ---------   ---------
Class A                                                             03/31/06
   Return Before Taxes                       (54.67)%     2.52%
   Return After Taxes                        (54.70)      2.04
   Return After Taxes on Distributions and
      Sale of Fund Shares                    (35.49)      2.03
Class B                                                             03/31/06
   Return Before Taxes                       (54.76)      2.84
Class C                                                             03/31/06
   Return Before Taxes                       (52.88)      3.84
Class Y(2)                                                          03/31/06(2)
   Return Before Taxes                       (52.03)      4.64
MSCI EAFE(R) Index(3)                        (43.38)    (10.95)     03/31/06
MSCI China 10/40 Index(3, 4)                 (51.62)      5.98      03/31/06
MSCI China Index(3, 5)                       (50.83)      7.85      03/31/06
Lipper China Region Funds Index(3, 6)        (51.75)     (0.17)     03/31/06
Lipper China Region Funds Category
   Average(3, 7)                             (52.71)     (0.92)     03/31/06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and Y will vary.

(1) The fund's return during certain periods was positively impacted by its investments in IPOs. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.

(2) The returns shown for these periods are the returns of the actual performance of the fund's Class Y shares since inception blended with the historical performance of the fund's Class A shares at net asset value which reflects the Rule 12b-1 fee, as well as any fee waivers or expense reimbursements, applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class Y shares is October 3, 2008.

(3) The Morgan Stanley Capital International Europe, Australasia, and Far East Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The fund has also included the Morgan Stanley Capital International China 10/40 Index which the fund believes more closely reflects the performance of the types of securities in which the fund invests. The fund has elected to use the MSCI China 10/40 Index as its style specific benchmark instead of the MSCI China Index because it will better align the fund's style specific benchmark with its investment processes and restrictions. In addition, the fund has included the Lipper China Region Funds Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper China Region Funds Index as its peer-group benchmark instead of the Lipper China Region Funds Category Average because the index has become available. Prior to October 3, 2008, only the category average was available.

(4) The MSCI China 10/40 Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China, taking into consideration the concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive.

(5) The MSCI China Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China.

(6) The Lipper China Region Funds Index is an equally weighted representation of the largest funds in the Lipper China Region Funds category. These funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region.

(7) The Lipper China Region Funds Category Average represents an average of all of the funds in the Lipper China Region Funds category. These funds concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region."

PROSPECTUS SUPPLEMENT DATED APRIL 30, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM CHINA FUND
AIM INTERNATIONAL TOTAL RETURN FUND
AIM JAPAN FUND
AIM LIBOR ALPHA FUND

Effective May 1, 2009, the following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE - CHINA - INSTITUTIONAL CLASS" on page 4 of the prospectus:

"AVERAGE ANNUAL TOTAL RETURNS(1)

                                                         SINCE     INCEPTION
(for the periods ended December 31, 2008)     1 YEAR   INCEPTION      DATE
------------------------------------------   -------   ---------   ---------
CHINA - INSTITUTIONAL CLASS                                         03/31/06
   Return Before Taxes                       (51.72)%     5.09%
   Return After Taxes on Distributions       (51.84)      4.51
   Return After Taxes on Distributions and
      Sale of Fund Shares                    (33.45)      4.23
MSCI EAFE(R) Index(2)                        (43.38)    (10.95)     03/31/06
MSCI China 10/40 Index(2, 3)                 (51.62)      5.98      03/31/06
MSCI China Index(2, 4)                       (50.83)      7.85      03/31/06
Lipper China Region Funds Index(2,)(5)       (51.75)     (0.17)     03/31/06
Lipper China Region Funds Category
   Average(2, 6)                             (52.71)     (0.92)     03/31/06"

Effective May 1, 2009, the following information replaces in its entirety the information appearing in footnotes 2 and 3. In addition, footnotes 4 through 13 are hereby renumbered as footnotes 5 though 14 under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE" on page 5 of the prospectus:

"(2) The Morgan Stanley Capital International Europe, Australasia, and Far East
     Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The fund has also included the Morgan Stanley Capital International China 10/40 Index which the fund believes more closely reflects the performance of the types of securities in which the fund invests. The fund has elected to use the MSCI China 10/40 Index as its style specific benchmark instead of the MSCI China Index because it will better align the fund's style specific benchmark with its investment processes and restrictions. In addition, the fund has included the Lipper China Region Funds Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper China Region Funds Index as its peer-group benchmark instead of the Lipper China Region Funds Category Average because the index has become available. Prior to October 3, 2008, only the category average was available.

(3) The MSCI China 10/40 Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China, taking into consideration the concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive.

(4) The MSCI China Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China."